Revenue from Contracts with Customers - Estimate at Completion Adjustments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Accounting Estimate [Line Items]
Total revenues	$ 627	$ 658	$ 1,239	$ 1,339	$ 2,879	$ 2,778	$ 2,714
Contracts Accounted for under Percentage of Completion
Change in Accounting Estimate [Line Items]
Total revenues	$ (10)	$ (8)	$ (11)	$ (9)	$ (34)	$ (77)	$ (55)
Total % of Revenue	1.60%	1.30%	0.90%	0.70%	1.00%	3.00%	2.00%